Bank and Other Borrowings - Schedule of Bank and Other Borrowings (Details) - USD ($) $ in Thousands		Mar. 31, 2026		Mar. 31, 2025
Schedule of Bank and Other Borrowings [Abstract]
Other borrowings from third parties	[2]	$ 913	[1]	$ 2,117
Total other borrowings		$ 913		$ 2,117

[1]	As of March 31, 2026, our contractual obligation to repay outstanding other borrowings totaled $913,000.
[2]	The other borrowings from third parties were unsecured, bear interest at fixed rates ranging from 5.25% to 15.00% per annum, and are repayable within 12 months from the balance sheet date. The borrowings are not subject to any financial covenants, are not secured by any company assets, and were not in default as of March 31, 2026.